Note 45 Fixed remuneration of executive directors (Details) - EUR (€)		Jun. 30, 2022	Jun. 30, 2021
Fixed remuneration of executive directors [Line Items]
Fixed remuneration of executive directors		€ 2,551,000	€ 2,551,000
Board of Directors Chairman [Member]
Fixed remuneration of executive directors [Line Items]
Fixed remuneration of executive directors		1,462,000	1,462,000
Chief Executive Officer [Member]
Fixed remuneration of executive directors [Line Items]
Fixed remuneration of executive directors	[1]	€ 1,090,000	€ 1,090,000

[1]	(*) In addition, in the first half of 2022 and 2021, the Chief Executive Officer accrued, each financial year, an amount of €327 thousand as cash in lieu of pension and €300 thousand as mobility allowance, in accordance with the contractual terms and conditions and the BBVA Directors' Remuneration Policy in force at the time.